PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.0%
Municipal Bonds 94.6%
Alameda Corridor Trans. Auth. Rev.,
Cap. Apprec., Series 1999, NATL	3.293%(t)	10/01/34	760	$569,381
Sr. Lien, Series A, AGM	5.000	10/01/43	1,000	1,093,438
Anaheim Hsg. & Pub. Impvts. Auth. Rev.,
Series A	5.000	10/01/36	300	328,409
Series A	5.000	10/01/37	300	326,462
Series A	5.000	10/01/38	500	541,374
Series B, Rfdg.	5.000	10/01/37	450	489,693
Series B, Rfdg.	5.000	10/01/38	725	784,992

Anaheim Pub. Fing. Auth. Rev., Cap. Apprec., Pub. Impts. Proj., Sub. Series C, AGM, ETM(ee)	3.010(t)	09/01/36	1,500	1,087,634
Bay Area Toll Auth. Rev., Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	1,110	1,080,862
Beaumont Unif. Sch. Dist., Cap. Apprec., Election 2008, Series C, GO, AGM	3.970(t)	08/01/40	2,365	1,328,273
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	2,940	2,973,867
Green Bond, Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,320	1,390,130
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	2,380	2,416,081
Green Bond, Series B-2 (Mandatory put date 08/01/31)	3.240(cc)	02/01/52	1,120	1,070,968
Green Bond, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	2,150	2,276,168
Sustainable Bonds, Clean Energy Proj., Series A-1 (Mandatory put date 04/01/32)	5.000(cc)	05/01/54	6,045	6,602,223
Sustainable Bonds, Clean Energy Proj., Series B-1 (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	360	370,484
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	2,000	2,128,785
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/32)	5.000(cc)	08/01/55	1,000	1,063,185
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/33)	5.000(cc)	12/01/55	1,500	1,596,215
Sustainable Bonds, Clean Energy Proj., Series D	5.000	11/01/27	250	257,281
Sustainable Bonds, Clean Energy Proj., Series E (Mandatory put date 05/01/35)	5.000(cc)	10/01/56	4,600	5,047,066
Sustainable Bonds, Clean Energy Proj., Series E-1 (Mandatory put date 03/01/31)	5.000(cc)	02/01/54	1,060	1,139,843
Sustainable Bonds, Clean Energy Proj., Series F	5.000	11/01/33	1,500	1,640,748
Sustainable Bonds, Clean Energy Proj., Series F (Mandatory put date 11/01/32)	5.000(cc)	02/01/55	2,820	3,062,382
Sustainable Bonds, Clean Energy Proj., Series G-1 (Mandatory put date 04/01/30)	5.250(cc)	11/01/54	2,120	2,267,549
Sustainable Bonds, Clean Energy Proj., Series H (Mandatory put date 08/01/33)	5.000(cc)	01/01/56	2,000	2,206,468
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	635	664,693
Sr. Series A, Rfdg.	5.000	06/01/26	1,220	1,231,694
Sr. Series A, Rfdg.	5.000	06/01/29	1,915	2,032,984
Sr. Series A, Rfdg.	5.000	06/01/31	1,885	2,024,597

California Edl. Facs. Auth. Rev., Stanford Univ., Series 5 (Mandatory put date 03/01/35)	5.000(cc)	03/01/55	1,000	1,209,123
California Enterprise Dev. Auth. Rev.,
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/39	650	699,991
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/45	1,000	1,027,257
Riverside Cnty., Mead Valley Wellness Vlg. Proj., Series B	5.500	11/01/59	1,000	1,030,375
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,115	1,116,488
Children’s Hosp. of Orange Cnty., Series B (Mandatory put date 05/01/31)	5.000(cc)	11/01/54	1,500	1,681,599
El Camino Hlth., Series A, Rfdg.	5.000	02/01/35	375	447,993
El Camino Hlth., Series A, Rfdg.	5.250	02/01/48	1,000	1,094,422
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	2,565	2,788,870
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	330,414
Providence St. Joseph Hlth., Series A, Rfdg.	4.000	10/01/26	400	402,796
Providence St. Joseph Hlth., Series B, Rfdg. (Mandatory put date 10/01/27)	5.000(cc)	10/01/39	1,670	1,724,474
Sutter Hlth., Series A	5.000	11/15/30	500	524,670
Sutter Hlth., Series A	5.000	11/15/36	2,085	2,139,269
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	885	907,159
California Hsg. Fin. Agcy. Rev.,
300 De Haro Venture LP, Series P (Mandatory put date 07/01/27)	3.250(cc)	06/01/55	1,000	1,004,661
Series 2, Class A	4.000	03/20/33	1,710	1,751,688
Series 2021-1, Class A	3.500	11/20/35	3,115	3,083,791
Series 2021-2, Class A	3.750	03/25/35	942	961,027
Shoreview Apts., Series T	3.750	07/01/34	920	937,282
SISAL Apts.	3.700	11/01/37	1,000	1,015,480
Sustainability Bonds, Series A	3.850	08/01/32	1,590	1,657,137
Sustainable Bond, All Hallows Apts., Series U	3.650	09/01/34	1,050	1,063,187
Sustainable Bond, LA Salle Apts., Series V	3.650	09/01/34	920	933,777
California Infrast. & Econ. Dev. Bank Rev.,
Academy of Motion Picture Arts & Sciences Oblig., Series A, Rfdg.	4.000	11/01/41	2,000	2,064,738
Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	750	739,870
Sustainability Bonds, Calif. Academy of Sciences, Series A, Rfdg.	3.250	08/01/29	2,000	2,021,082
The J. Paul Getty Trust, Series B, Rfdg. (Mandatory put date 10/01/26)	5.000(cc)	10/01/47	180	182,662
UCSF Clinical & Life Science Buildings	5.000	05/15/38	2,750	3,223,532
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	140	140,190
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	1,000	1,028,150

PGIM California Muni Income Fund

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Muni. Fin. Auth. Rev., (cont’d.)
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj.	5.000%	05/15/27	1,300	$1,337,980
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	808,555
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/39	1,500	1,579,901
Crenshaw Apts. Proj., Sr. Credit Enhanced, Series A(hh)	3.750	12/01/35	3,000	3,000,186
Draw Down Wste. Mgmt., Inc. Proj., Series A, Rmkt., AMT (Mandatory put date 12/01/25)	3.800(cc)	10/01/45	750	748,014
Eskaton Properties, Inc. Oblig. Grp., Rfdg.	5.000	11/15/44	1,250	1,279,660
Green Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	979,665
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	863,624
Humangood Calif. Oblig. Grp., Series A, Rfdg.	5.000	10/01/43	1,000	1,040,681
Muni. Ctfs., Series 2025-1, Class A-2	3.537(cc)	02/20/41	1,492	1,326,959
Oaks on Balboa, Series A-1 (Mandatory put date 10/01/27)	3.150(cc)	08/01/59	2,000	2,011,955
Orange Cnty. Civic Ctr. Infrast. Program Phase 2	5.000	06/01/43	1,500	1,560,491
Repub. Svcs. Inc. Proj., Rmkt., AMT (Mandatory put date 01/15/26)	3.850(cc)	07/01/51	1,500	1,498,688
Republic Svcs. Inc. Proj., Series A, Rfdg., AMT (Mandatory put date 04/01/26)	3.450(cc)	07/01/41	500	498,035
Series 2025-1, Class A-1	3.537(cc)	02/20/41	1,990	1,852,293
Series A-1	4.325(cc)	11/20/40	1,999	2,008,242
South Central Los Angeles Regl. Ctr. Proj., Rfdg.	4.000	12/01/43	300	293,988
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/25	285	285,324
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/26	1,385	1,396,176
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/28	1,000	1,033,719
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	1,320	1,354,767
St. Ignatius Clg. Prep. Sch., Series A	5.000	09/01/49	1,340	1,424,031
Sustainable Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/41	500	498,043
Temps, 85 Aldersly Proj., Series B-1	4.000	11/15/28	595	595,310
Temps, Calif. Oblig. Grp. Proj., Series B-1, Rfdg.	5.750	04/01/30	1,000	1,000,085
Temps, St. Mary’s Sch., Aliso Viejo, Series B	4.650	05/01/30	395	401,914
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	772,469
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,100	2,108,533
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 10/02/28)	3.450(cc)	10/01/41	250	250,010
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 12/01/25)	3.450(cc)	12/01/44	1,000	999,916
Waste Mgmt. Inc. Proj., Series A, Rmkt., (Mandatory put date 02/01/28), 144A	3.300(cc)	02/01/39	100	98,916
Waste Mgmt. Inc. Proj., Series B, AMT (Mandatory put date 09/01/28)	3.375(cc)	09/01/50	1,000	986,269
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Corp. Proj., Series 2020, Rmkt., Rfdg. (Mandatory put date 09/01/28)	3.700(cc)	08/01/40	1,000	1,018,498
Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	2,500
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	5,000
Repub. Svcs. Inc. Proj., Rmkt., Rfdg., AMT (Mandatory put date 02/17/26), 144A	3.800(cc)	07/01/43	1,000	993,004

California Pub. Fin. Auth. Rev., PIH Hlth., Series A, Rfdg.	5.000	06/01/26	500	504,768
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,001,151
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	300,171
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	684,983
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	600	627,197
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/39	1,000	1,038,073
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,502,373
Unrefunded, Aspire Pub. Schs., Rfdg., 144A	5.000	08/01/26	700	700,614
California St.,
CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	500	498,664
GO, Rfdg.	3.250	04/01/45	1,000	848,004
GO, Rfdg.	4.000	09/01/26	1,500	1,518,184
GO, Rfdg.	4.000	09/01/34	1,000	1,103,528
GO, Rfdg.	5.000	11/01/26	2,075	2,124,425
GO, Rfdg.	5.000	08/01/28	2,425	2,523,297
GO, Rfdg.	5.000	08/01/28	2,005	2,144,439
GO, Rfdg.	5.000	04/01/33	1,000	1,075,565
GO, Rfdg.	5.000	08/01/34	500	593,643
GO, Rfdg.	5.000	03/01/35	1,100	1,313,546
GO, Rfdg.	5.000	08/01/35	2,000	2,395,496
GO, Rfdg.	5.000	08/01/39	4,475	5,103,386
GO, Rfdg.	5.000	03/01/42	1,000	1,120,298
GO, Rfdg.	5.000	10/01/42	1,000	1,103,753
GO, Rfdg.	5.000	09/01/44	1,120	1,219,901
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,732,280
Unrefunded, GO, Rfdg.	5.500	04/01/30	5	5,010
Var. Purp., GO	3.000	03/01/28	2,000	2,021,087
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,592,991
Var. Purp., GO, Rfdg., BAM, TCRs	5.000	09/01/35	1,000	1,014,240
California St. Pub. Wks. Brd. Lease Rev.,
May Lee St. Off. Complex, Series A	5.000	04/01/34	800	946,636
Various Capital Proj., Series C, Rfdg.	5.000	09/01/39	2,565	2,928,475
California Statewide Cmntys. Dev. Auth. Rev.,
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	689,698
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,013,189
Front Porch Cmnty. Svcs., Series A, Rfdg.	5.000	04/01/33	1,520	1,659,093
Heritage Park Apts. Proj., Series A	3.700	04/01/35	3,000	3,156,565
John Muir Hlth., Series A, Rfdg.	5.250	12/01/42	1,250	1,402,931

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Kaiser Foundation Hosps., Series B, 144A	5.000%	10/01/35	3,000	$3,509,525
Odd Fellows Home of Cali. Proj., Series A, Rfdg.	4.000	04/01/43	1,000	983,991
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,932,278
Southern Calif. Edison Co., Series D, Rmkt., Rfdg.	4.500	11/01/33	1,100	1,148,112
Sr. Oak Park Apts. Proj., Series H (Mandatory put date 09/01/35)	4.250(cc)	09/01/67	2,000	2,117,625

Central Valley Energy Auth. Rev., (Mandatory put date 08/01/35)	5.000(cc)	12/01/55	1,000	1,105,401
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	500,869
Freddie Mac Multifamily Cert. Rev.,
Series ML-18, Class XCA	1.505(cc)	09/25/37	9,660	1,020,989
Sustainability Bonds, Series ML-25, Class XCA	3.541(cc)	11/25/38	1,481	1,413,828

Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bonds, Series ML-13, Class XCA	0.965(cc)	07/25/36	15,873	857,897
Golden St. Tob. Secur. Corp. Rev., Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000	06/01/51	1,100	1,103,027
Guam Govt. Waterworks Auth. Rev., Series A, Rfdg.	5.000	07/01/43	650	673,336
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	745	778,210
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	109	109,275
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,725	4,232,855
Series A	5.500	11/15/30	1,475	1,638,036
Series A	5.500	11/15/32	440	502,959
Los Angeles Calif. Dept. Arpts. Rev.,
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,130,337
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.000	05/15/29	1,000	1,075,565
Sub. Series A, Rfdg., AMT	4.000	05/15/44	1,000	944,363
Unrefunded, Sub. Series D, Rfdg., AMT	5.000	05/15/35	1,530	1,684,018

Los Angeles Cnty. Dev. Auth. Rev., Century Restorative Care Vlg. Phase I, Series C (Mandatory put date 09/01/29)	3.350(cc)	09/01/59	1,200	1,203,045
Los Angeles Cnty. Pub. Wks. Fing. Auth. Rev., Series J, Rfdg.	5.000	12/01/37	1,150	1,360,898
Los Angeles Dept. Arpts. Rev.,
Sr. Bonds, Private Activity, Series G, AMT	5.000	05/15/28	1,250	1,317,100
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.500	05/15/37	1,100	1,229,805
Sustainable Bonds, Sub. Private Activity, Series A, Rfdg., AMT	5.250	05/15/40	1,500	1,675,234
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	500	504,159
Series A	5.000	07/01/26	160	161,993
Series A	5.000	07/01/43	1,115	1,136,024
Series A, Rfdg.	5.000	07/01/26	1,250	1,267,331
Series A, Rfdg.	5.000	07/01/28	1,040	1,087,854
Series A, Rfdg.	5.000	07/01/39	1,390	1,534,878
Series A, Rfdg., BAM	5.250	07/01/45	1,000	1,080,609
Series B	5.000	07/01/27	785	786,910
Series B, Rfdg.	5.000	07/01/26	160	161,993
Series B, Rfdg.	5.000	07/01/31	2,525	2,821,573
Series B, Rfdg.	5.000	07/01/38	250	277,663
Series B, Rfdg.	5.000	07/01/39	1,545	1,705,988
Series C	5.000	07/01/26	320	324,437
Series D, Rfdg.	5.000	07/01/26	200	202,271
Series D, Rfdg.	5.000	07/01/26	190	192,367
Los Angeles Hsg. Auth. Rev.,
One San Pedro Phase I, Series B (Mandatory put date 02/01/28)	3.250(cc)	02/01/29	700	704,565
TEBS Homekey Portf., Series A	3.750	04/01/34	2,000	2,017,350

Los Angeles Muni. Impvt. Corp. Rev., Los Angeles Convention Ctr. Series A	5.000	05/01/43	1,650	1,805,771
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,227,261
New Hampshire Business Fin. Auth., Sustainable Cert., Series 2024-4, Class ACA	3.924(cc)	07/20/39	992	969,407
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000	06/01/29	1,225	1,302,038
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series B-1, Class 2, Rfdg.	4.000	06/01/49	220	214,632
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,500	1,571,522

Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	980	988,041
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,151,286
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,513,460

PGIM California Muni Income Fund

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Patterson Pub. Fing. Auth., Spl. Tax, Rfdg., AGM	5.000%	09/01/39	745	$821,207
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	2.664(t)	08/01/26	1,585	1,557,005
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,776,597

Port of Los Angeles Rev., Series A-1, Rfdg., AMT	5.000	08/01/35	2,000	2,271,112
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	766,089
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/28	30	31,456
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/29	5	5,344
Unrefunded, Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	2,345	2,452,703
Unrefunded, Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	1,215	1,297,051

Puerto Rico Comnwlth., Restructured, Series A-1, GO	5.750	07/01/31	1,360	1,492,411
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Terminal Proj., Series 2023, A-1, P3 Proj., AMT	6.750	01/01/45	1,000	1,142,905
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	1,660	1,776,677
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/33	1,335	1,425,437
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.708(t)	07/01/33	2,449	1,852,962
Series A-1, CABS	3.458(t)	07/01/27	2,030	1,922,180

Rancho Cordova, Spl. Tax, No. 2003-1 Sunridge Anatolia, Rfdg.	4.000	09/01/27	425	426,457
Riverside Cnty. Pub. Fing. Auth., Redev. Proj. Area No.1, Desert Cmntys., Tax Alloc., Series A, Rfdg. AGM	5.000	10/01/34	1,000	1,187,430
Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,094,888
Sacramento Cnty. Arpt. Sys. Rev.,
Sub. Bonds, AMT, Series D, AGM	5.000	07/01/35	1,000	1,130,558
Sub. Bonds, AMT, Series D, AGM	5.000	07/01/36	750	841,002
Sub. Bonds, AMT, Series D, AGM	5.000	07/01/37	750	834,213
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Pvt. Activity, AMT, Series B	5.250	07/01/38	2,500	2,848,560
Sub. Series B, AMT	5.000	07/01/34	1,000	1,084,878
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,050,727
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,472,669
San Diego Unif. Sch. Dist.,
Election of 2008, Series SR-4C, GO, Rfdg.	5.000	07/01/34	1,000	1,209,166
Election of 2012, Series ZR-5C, GO, Rfdg.	5.000	07/01/40	1,000	1,143,144
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	403,955
2nd Series A, Rfdg.	5.000	05/01/35	1,000	1,138,117
2nd Series A, Rfdg., AMT	5.250	05/01/43	1,000	1,080,135
2nd Series C, Rfdg., AMT	5.500	05/01/39	1,000	1,123,232
Series D, Rfdg., AMT	5.000	05/01/26	1,980	1,997,144

San Joaquin Valley Clean Energy Auth., Sustainable Bonds, Clean Energy Proj., Series A (Mandatory put date 07/01/35)	5.500(cc)	01/01/56	1,000	1,140,373
Sanger Unif. Sch. Dist., Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	85	85,085
Santa Clara Elec. Rev., Silicon Valley Pwr., Series A	5.000	07/01/42	2,500	2,791,391
Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	2.406(t)	08/01/29	1,250	1,144,864
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	2.279(t)	08/01/28	1,055	992,952
Southern Calif. Pub. Pwr. Auth. Rev.,
Canyon Pwr. Proj., Series B, Rfdg. (Mandatory put date 07/01/27)	3.700(cc)	07/01/40	2,500	2,537,072
Clean Energy Proj., Series A (Mandatory put date 09/01/30)	5.000(cc)	04/01/55	2,000	2,139,079
Southern Transmn. Sys. Renewal Proj., Series 1, BAM	5.000	07/01/36	360	413,071

Southern Calif. Tob. Secur. Auth. Rev., San Diego Co. Asset Secur. Corp. Series A, Class A-1, Rfdg.	5.000	06/01/35	530	560,903
Territory of Guam. Rev.,
Series F, Rfdg.	5.000	01/01/28	250	257,809
Series F, Rfdg.	5.000	01/01/31	1,525	1,643,380
Series G, Rfdg.	5.250	01/01/37	1,850	2,083,809

Univ. of California Reg. Med. Ctr. Rev., Series L, Rfdg.	5.000	05/15/28	1,000	1,010,638
Univ. of California Rev.,
Series BE, Rfdg.	5.000	05/15/41	1,195	1,305,310
Series BS, Rfdg.	5.000	05/15/43	2,035	2,251,620
Series BV, Rfdg.	5.000	05/15/41	1,000	1,128,430
Series BZ, Rfdg.	5.250	05/15/39	2,000	2,369,271

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Univ. of California Rev., (cont’d.)
Series CA	5.000%	05/15/38	1,210	$1,417,588
Series CB	5.000	05/15/38	3,000	3,514,683

Vernon Elec. Sys. Rev., Series A	5.000	04/01/28	2,150	2,248,230
Virgin Islands Trans. & Infrast. Corp. Rev., Garvee Loan Note, Rfdg.	5.000	09/01/36	1,750	1,974,947
West Sacramento Enhanced Infrast. Fing. Dist. No. 1,
Tax Alloc., AGM	5.000	09/01/40	1,035	1,139,888
Tax Alloc., AGM	5.000	09/01/45	1,500	1,588,217

Total Municipal Bonds (cost $312,467,234)				317,504,120
U.S. Treasury Obligations(k) 0.4%
U.S. Treasury Notes	3.500	09/30/26	225	224,657
U.S. Treasury Notes	3.875	07/31/27	1,000	1,005,352

Total U.S. Treasury Obligations (cost $1,226,330)				1,230,009

Total Long-Term Investments (cost $313,693,564)				318,734,129

Short-Term Investment 4.9%

	Shares
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $16,425,766)(wb)	16,425,766	16,425,766

TOTAL INVESTMENTS 99.9% (cost $330,119,330)		335,159,895
Other assets in excess of liabilities(z) 0.1%		281,656

Net Assets 100.0%		$335,441,551

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
GO—General Obligation
LP—Limited Partnership
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM California Muni Income Fund

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	2 Year U.S. Treasury Notes	Mar. 2026	$208,859	$53
91	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	11,005,313	(100,092)
				$(100,039)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).